Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Apr. 01, 2020
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ 157,320	¥ (164,480)	¥ 19,970
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses				10.00%
Minimum [Member]
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position				50.00%
Measurement of credit losses on financial instruments [Member] | Effect of adopting new guidance [Member]
Accounting changes:
Increase in allowance for credit losses and allowance for off-balance sheet credit instruments					¥ 408,100
Decrease to retained earnings					¥ (285,800)
Commercial [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				1 month
Commercial [Member] | Economic Forecast Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Commercial [Member] | Average HistoricalLoss Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Card [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Card [Member] | Economic Forecast Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
MUAH [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
MUAH [Member] | Economic Forecast Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
MUAH [Member] | Average HistoricalLoss Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years
Krungsri [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				3 months
Residential [Member] | Minimum [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month				6 months
Residential [Member] | Economic Forecast Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				3 years
Residential [Member] | Average HistoricalLoss Information [Member]
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year				2 years